Payments, Details - 12 months ended Dec. 31, 2024 - ARS ($) $ in Thousands	Amount [1]	Type [1]	Country [1]	Govt. [1]	Project [1]	Resource [1]	Segment	Ext. Method [1]
#: 1
	$ 10	Taxes	ARGENTINA	Province of Neuquen - Direccion Provincial de Rentas [Member]	El Salitral y Cerro Bayo [Member]	Limestone [Member]	Cement, Masonry Cement And Lime [Member]	Open Pit
#: 2
	33	Fees	ARGENTINA	Province of Neuquen - Direccion Provincial de Rentas [Member]	El Salitral y Cerro Bayo [Member]	Limestone [Member]	Cement, Masonry Cement And Lime [Member]	Open Pit
#: 3
	8,383	Taxes	ARGENTINA	Municipality of Olavarria [Member]	La Pampita y Entorno [Member]	Limestone [Member]	Cement, Masonry Cement And Lime [Member]	Open Pit
#: 4
	398	Taxes	ARGENTINA	Agencia De Recaudacion [Member]	La Pampita y Entorno [Member]	Limestone [Member]	Cement, Masonry Cement And Lime [Member]	Open Pit
#: 5
	2	Taxes	ARGENTINA	Subsecretaría de Minería [Member]	La Pampita y Entorno [Member]	Limestone [Member]	Cement, Masonry Cement And Lime [Member]	Open Pit
#: 6
	0	Taxes	ARGENTINA	Subsecretaría de Minería [Member]	La Pampita y Entorno [Member]	Limestone [Member]	Cement, Masonry Cement And Lime [Member]	Open Pit
#: 7
	319	Taxes	ARGENTINA	Municipality of Olavarria [Member]	La Preferida [Member]	Granite [Member]	Aggregates [Member]	Open Pit
#: 8
	10	Taxes	ARGENTINA	Municipality of Avellaneda [Member]	La Preferida [Member]	Granite [Member]	Aggregates [Member]	Open Pit
#: 9
	16	Fees	ARGENTINA	Ministerio de Producción de Ciencia e Innovación Tecnológica [Member]	La Preferida [Member]	Granite [Member]	Aggregates [Member]	Open Pit
#: 10
	0	Fees	ARGENTINA	Subsecretaría de Minería [Member]	La Preferida [Member]	Granite [Member]	Aggregates [Member]	Open Pit
#: 11
	669	Taxes	ARGENTINA	Municipality of Benito Juarez [Member]	Barker [Member]	Limestone [Member]	Cement, Masonry Cement And Lime [Member]	Open Pit
#: 12
	86	Taxes	ARGENTINA	Agencia De Recaudacion [Member]	Barker [Member]	Limestone [Member]	Cement, Masonry Cement And Lime [Member]	Open Pit
#: 13
	0	Taxes	ARGENTINA	Subsecretaría de Minería [Member]	Barker [Member]	Limestone [Member]	Cement, Masonry Cement And Lime [Member]	Open Pit
#: 14
	0	Fees	ARGENTINA	Subsecretaría de Minería [Member]	Barker [Member]	Limestone [Member]	Cement, Masonry Cement And Lime [Member]	Open Pit
#: 15
	$ 6	Fees	ARGENTINA	Ministerio de Producción de Ciencia e Innovación Tecnológica [Member]	Barker [Member]	Limestone [Member]	Cement, Masonry Cement And Lime [Member]	Open Pit

[1]
All payments are reported in Argentine Pesos (Ps.) adjusted by inflation according to IAS 29. All payments were made in Ps. As of December 31, 2024, the official nominal exchange rate for pesos into U.S. dollars was Ps.1,032.5000 per US$1.00 and as of September 19, 2025 the official nominal exchange rate for pesos into U.S. dollars was Ps. 1474.7500 per US$1.00.